UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment |_|; Amendment Number: _______
      This Amendment (Check only one): |_| is a restatement.
                                       |_| adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:    Steel Partners II, L.P.
Address: 590 Madison Avenue, 32nd Floor
         New York, New York 10022

Form 13F File Number: 28-10730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sanford Antignas
Title: Chief Operating Officer of General Partner of Steel Partners II, L.P.
Phone: 212-520-2300

Signature, Place, and Date of Signing:

        /s/ Sanford Antignas, New York, NY, February 12, 2010

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          1
                                        ----------------------------------

Form 13F Information Table Entry Total:                    14
                                        ----------------------------------

Form 13F Information Table Value Total:               $238723
                                        ----------------------------------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.          Form 13F File Number                  Name

      1            28-10766                              Warren G. Lichtenstein
      ---          --------------------                  ----------------------

                                                    FORM 13F INFORMATION TABLE

   COLUMN 1                     COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
--------------               --------------    ---------  --------   ------------------ ---------- -------- -------------------
                                                                                                              VOTING AUTHORITY
                                                           VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
NAME OF ISSUER               TITLE OF CLASS      CUSIP    (X$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED    NONE
--------------               --------------    ---------  --------   -------   --- ---- ---------- -------- ---- ------    ----
ADAPTEC INC                  COM               00651F108     78624   23469843  SH       OTHER        1      0    23469843  0
CONSECO INC                  COM NEW           208464883     26843    5368683  SH       OTHER        1      0     5368683  0
CONTINENTAL MATLS CORP       COM PAR $0.25     211615307      1614     144762  SH       OTHER        1      0      144762  0
GENCORP INC                  COM               368682100     24604    3514813  SH       OTHER        1      0     3514813  0
HALLMARK FINL SVCS INC EC    COM NEW           40624Q203       398      50000  SH       OTHER        1      0       50000  0
NATHANS FAMOUS INC NEW       COM               632347100      6798     445456  SH       OTHER        1      0      445456  0
PRESIDENTIAL LIFE CORP       COM               740884101      2026     221441  SH       OTHER        1      0      221441  0
PROSHARES TR                 PSHS ULTSH 20YRS  74347R297       499      10000  SH       OTHER        1      0       10000  0
ROWAN COS INC                COM               779382100     39507    1745017  SH       OTHER        1      0     1745017  0
S L INDS INC                 COM               784413106      5897     703720  SH       OTHER        1      0      703720  0
SELECTICA INC                COM               816288104      1936    8415362  SH       OTHER        1      0     8415362  0
SYNALLOY CP DEL              COM               871565107        94      10000  SH       OTHER        1      0       10000  0
UNISYS CORP                  COM NEW           909214306     38585    1000636  SH       OTHER        1      0     1000636  0
WHX CORP                     COM PAR $.01 NEW  929248607     11298    4707388  SH       OTHER        1      0     4707388  0